KEY MANAGEMENT PERSONNEL'S REMUNERATION	12 Months Ended
Dec. 31, 2019
KEY MANAGEMENT PERSONNEL'S REMUNERATION [abstract]
Disclosure of key management personnel's remuneration
9.	KEY MANAGEMENT PERSONNEL'S REMUNERATION

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Company.

(i)       Directors' remuneration

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2017
Executive directors:

Yuan Guangyu(2)	-	197	455	134	786
Xu Keqiang(3)	-	146	162	94	402

Subtotal	-	343	617	228	1,188

Non-executive directors:

Yang Hua(4)	-	-	-	-	-
Liu Jian	-	-	-	-	-
Wu Guangqi	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:

Chiu Sung Hong	972	-	-	-	972
Lawrence J. Lau	824	-	-	-	824
Tse Hau Yin, Aloysius	972	-	-	-	972
Kevin G. Lynch	824	-	-	-	824

Subtotal	3,592	-	-	-	3,592

Total	3,592	343	617	228	4,780

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000

2018
Executive directors:

Yuan Guangyu	-	231	546	143	920
Xu Keqiang	-	231	467	143	841

Subtotal	-	462	1,013	286	1,761

Non-executive directors:

Yang Hua	-	-	-	-	-
Wang Dongjin(5)(7)	-	-	-	-	-
Liu Jian(6)	-	-	-	-	-
Wu Guangqi(5)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	946	-	-	-	946
Lawrence J. Lau	802	-	-	-	802
Tse Hau Yin, Aloysius	946	-	-	-	946
Kevin G. Lynch	802	-	-	-	802
Subtotal	3,496	-	-	-	3,496
Total	3,496	462	1,013	286	5,257

2019
Executive directors:

Xu Keqiang (13)	-	257	870	186	1,313
Yuan Guangyu (11)	-	175	1,034	128	1,337

Subtotal	-	432	1,904	314	2,650

Non-executive directors:

Wang Dongjin(12)	-	-	-	-	-
Yang Hua(10)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive directors:
Chiu Sung Hong	985	-	-	-	985
Lawrence J. Lau	835	-	-	-	835
Tse Hau Yin, Aloysius	1,029	-	-	-	1,029
Qiu Zhi Zhong (8)	543				543
Kevin G. Lynch(9)	294	-	-	-	294
Subtotal	3,686	-	-	-	3,686
Total	3,686	432	1,904	314	6,336

Notes:

(1)	Fees, salaries, allowances, benefits in kind and performance related bonuses represent the gross amount (before applicable individual salary tax) paid/payable to individual directors.

(2)	On April 18, 2017, Mr. Yuan Guangyu was appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu resigned as the President of the Company.

(3)	On April 18, 2017, Mr. Xu Keqiang was appointed as an Executive Director and the President of the Company.

(4)	On April 18, 2017, Mr. Yang Hua was re-designated as a Non-executive Director of the Company and resigned as the Chief Executive Officer of the Company. He remains as the Chairman of the Board.

(5)

On April 27, 2018, Mr. Wang Dongjin was appointed as a Non-executive Director and a member of the Remuneration Committee of the Company. Mr. Wu Guangqi resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.

(6)	On August 16, 2018, Mr. Liu Jian resigned as the Vice Chairman and a Non-executive Director of the Company.

(7)	On December 5, 2018, Mr. Wang Dongjin, a Non-executive Director, was appointed as the Vice Chairman of the Company.

(8)	On May 7, 2019, Mr. Qiu Zhi Zhong was appointed as an Independent Non-executive Director and a member of the Nomination Committee of the Company.

(9)	On May 7, 2019, Mr. Kevin G. Lynch resigned as an Independent Non-executive Director and a member of the Nomination Committee of the Company.

(10)	On September 2, 2019, Mr. Yang Hua resigned as a Non-executive Director, the Chairman of the Board and the Chairman of the Nomination Committee of the Company.

(11)	On September 2, 2019, Mr. Yuan Guangyu resigned as an Executive Director and the Chief Executive Officer of the Company.

(12)	On November 18, 2019, Mr. Wang Dongjin was appointed as the Chairman of the Board and the Chairman of the Nomination Committee of the Company, and on longer served as Vice Chairman of the Board.

(13)	On November 19, 2019, Mr. Xu Keqiang, Executive Director and the then President of the Company, was appointed as the Chief Executive Officer of the Company.

The Company has adopted the share option schemes for the grant of options to the Company’s directors. The fair value of share options for the directors is measured according to the Group’s accounting policies as set out in note 3. No Directors exercised any share option in 2017, 2018 or 2019. No new share option was granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company in 2017, 2018 or 2019. Further details of share option scheme and valuation techniques are set out in note 30.

Save as disclosed above, there was no arrangement under which a director waived or agreed to waive any remuneration during the year. In 2017, 2018 or 2019, the executive directors’ remuneration shown above were for their services in connection with the management of the affairs of the Company. The other directors’ remuneration shown above were for their services as directors of the Company.

(ii)	Other key management personnel's (excluding Directors') remuneration

	2017	2018	2019

Short term employee benefits	9	9	13
Pension scheme contributions	1	1	1
Amount paid/payable during the year	10	10	14

The bands of the remuneration of other key management personnel (excluding Directors) and the related number of members of other key management personnel (excluding Directors) are as follows:

	Number of employees
	2017	2018	2019

Nil to RMB 2,000,000	12	9	4
RMB2,000,001 to RMB2,500,000	-	-	3
	12	9	7